Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Taizhou Huadi Industrial Ltd. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Accounts payable		$ 3,692,394
Taizhou Huadi Material Technology Co. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advance to suppliers	692,485
Taizhou Huadi Material Technology Co. One [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advance from customer		(385,605)
Wenzhou Maituo International Trade Ltd. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advance from customer		(623,629)
Huashang Micro Finance Co. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advance from customer	(5,650)	(6,462)
Jueqin Wang [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Due to related parties – noncurrent portion	$ (308,908)	$ (317,680)